Acquisition of Businesses - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 12, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Cash paid on acquisition				$ 299
Impairment loss			$ 4
Right-of-use assets [member]
Disclosure of detailed information about business combination [line items]
Impairment loss		$ 0
Right-of-use assets [member] | EMEAA [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss			5
Exceptional items [member] | Right-of-use assets [member]
Disclosure of detailed information about business combination [line items]
Management agreements			41
Six Senses Hotels Resorts Spas [member]
Disclosure of detailed information about business combination [line items]
Acquisition of controlling interest	100.00%
Description of acquiree	On 12 February 2019, the Group acquired a 100% ownership interest in Six Senses Hotels Resorts Spas (‘Six Senses’), a leading operator of top-tier luxury hotels, resorts and spas with a world-renowned reputation for wellness and sustainability.
Fair value of net assets acquired	$ 246
Total purchase consideration	304
Cash paid on acquisition	299
Contingent purchase consideration	5
Brands	189
Management agreements	45
Goodwill	58
Right-of-use assets	$ 19
UK Portfolio [member]
Disclosure of detailed information about business combination [line items]
Contingent purchase consideration		$ 0	$ 0
Goodwill				12
UK Portfolio [member] | Exceptional items [member] | Right-of-use assets [member]
Disclosure of detailed information about business combination [line items]
Impairment loss				$ 32
UK Portfolio [member] | Two Hotels [Member]
Disclosure of detailed information about business combination [line items]
Description of acquiree				the Group added a further two hotels to the portfolio bringing the total hotels in the UK portfolio to 12.
Fair value of net assets acquired				$ 14
Total purchase consideration				73
Cash paid on acquisition				10
Contingent purchase consideration				66
Goodwill				64
Working Capital				$ 3